Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue recognized in deferred revenue	$ 955	$ 838
Amortization of deferred commissions	142	157
Aggregate amount of transaction price allocated to remaining performance obligations	18,000	17,100
LSEG Data & Analytics business [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenues from Contracts With Customers	$ 384	$ 368